Summary Of Significant Accounting Policies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Day Year
Summary Of Significant Accounting Policies [Line Items]
Original maturity threshold for cash equivalent consideration	three months
Amortization over the life of contracts	20
Accounts receivable from four customers	33.00%
Allowance for doubtful accounts	$ 0.3
Number of days to collect midstream revenues	30
Approximate number of days before receipt of coal production information	30
Total reclassification from accumulated other comprehensive income to earnings related to IRS	0.3
Gain remained in AOCI recognized in the derivative as the IRS settle	$ 0.7
Natural Gas Midstream Segment
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable percentage from segment	41.00%
Maximum | Thunder Creek Gas Services LLC
Summary Of Significant Accounting Policies [Line Items]
Contracts acquired useful life	15
Minimum | Thunder Creek Gas Services LLC
Summary Of Significant Accounting Policies [Line Items]
Contracts acquired useful life	12